UNITED STATES

SECURITIES AND EXCHANGE COMMISION

WASHINGTON D.C.

Form ABS-15G

ASSET –BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15 Ga-1 under the Exchange Act (17CFR 240.15 Ga-1(c)(2)) for the reporting period

January 1, 2014 to March 31, 2014

Date of Report (Date of earliest event reported) May 7, 2014

PNC Bank, National Association

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-00973

Central Index Key Number of securitizer: 0001008932

Charlene Brown 412-762-8968

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15GA-1 (c) (1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15GA -1 (c) (2) (i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1 (c) (2) (ii)   ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1according to the requirements of Rule 15Ga-1(c)(2) for the quarterly period ended March 31, 2014 are attached to this report as Exhibit 99.1 and incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 30, 2014	PNC Bank, National Association

	By:	/s/ E. Todd Chamberlain
	Name:	E. Todd Chamberlain
	Title:	Executive Vice President
Officer with respect to Residential Mortgages and Ginnie Mae Asset Classes

	By:	/s/ Harry J. Funk
	Name:	Harry J. Funk
	Title:	Executive Vice President
Officer with respect to Commercial Mortgages Asset Class

EXHIBIT INDEX

Number	Description	Method of Filing
99.1	ABS 15G Table	Filed herewith

Exhibit 99.1

January 1, 2014 to March 31, 2014
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	% of principal balance)	#	$	% of principal balance)	#	$	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class Residential Mortgages
Citigroup Mortgage Loan Trust Inc. Mortgage Pass-Through Certificates, Series 2004-NCM1 CIK: 00001296049	X	National City Mortgage Co.	3,046	$482,464,531	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total			3,046	$482,464,531	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Citigroup Mortgage Loan Trust Inc. Mortgage Pass-Through Certificates, Series 2004-NCM2 CIK: 0001301781	X	National City Mortgage Co.	3,679	$555,449,299	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total			3,679	$555,449,299	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
National City Mortgage Capital Trust 2008-1 Mortgage Pass –Through Certificates (1) Series 2008-1 CIK: 0001425796	X	National City Mortgage Co.	569	$385,476,284	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total			569	$385,476,284	100%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total Residential Mortgage			7,294	$1,423,390,114	100%
Ginnie Mae(2)
GNMA Pool AF3158 (3)			1002	$186,917,911	100%	1	$155,859	0.08%	1	$155,859	0.08%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool AC9445 (3)			192	$30,538,949	100%	1	$264,443	0.9%	1	$264,443	0.9%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool AC2964 (3)			816	$145,167,914	100%	1	$112,199	0.08%	1	$112,199	0.08%	0	0	0	0	0	0	0	0	0	0	0	0
GNMA Pool AF3228 (3)			1035	$158,175,810	100%	1	$150,558	0.1%	1	$150,558	0.1%	0	0	0	0	0	0	0	0	0	0	0	0
Total GNMA			3045	$520,800,584	100%	4	$683,059		4	$683,059
Asset Class Commercial Mortgages
CMAC 1998-C1 CIK: 0001067260	X	Morgan Stanley Mortgage Capital Inc.	142	$520,570,754	49.1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
PNC Bank, National Association			109	$347,188,648	32.7
Residential Funding Corporation			71	$193,330,598	18.2
Total			322	$1,061,090,000	100.0
CMAC 1998-C2 CIK: 0001071340	X	Midland Loan Services Inc.	119	$396,104,910	13.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Merrill Lynch Mortgage Capital Inc.			228	$1,994,980,936	68.9
Greenwich Capital Financial Products Inc.			165	$503,082,149	17.4
Total			512	$2,894,167,995	100.0
CMAC 1999-C1 CIK: 0001091912	X	Midland Loan Services Inc.	114	$289,851,756	39.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Residential Funding Corporation	89	$250,226,453	34.1
		CIBC Inc.	39	$193,723,705	26.4
Total			242	$733,801,914	100.0
PNCMAC 1999-CM1 CIK: 0001100093	X	Midland Loan Services, Inc.	143	$422,790,331	55.6	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial, Inc.	64	$337,623,934	44.4
Total			207	$760,414,265	100.0
PNCMAC 2000-C1 CIK: 0001117475	X	CIBC, Inc.	58	$229,894,109	28.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Midland Loan Services Inc.	107	$418,935,955	52.3
		Residential Funding Corporation	59	$152,194,706	19.0
Total			224	$801,024,770	100.0
PNCMAC 2000-C2 CIK: 0001126866	X	CIBC, Inc.	43	$411,065,339	38.2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Morgan Stanley Dean Witter Mortgage Capital Inc.	28	$218,445,716	20.3
		Midland Loan Services Inc.	119	$446,576,218	41.5
Total			190	$1,076,087,273	100.0
PNCMAC 2001-C1 CIK: 0001137586	X	PNC Bank, National Association	83	$373,797,647	42.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Morgan Stanley Dean Witter Mortgage Capital Inc.			20	$309,440,976	35.1
LaSalle Bank National Association			28	$198,359,600	22.5
Total			131	$881,598,223	100.0
CSFB 2001-CP4 CIK: 0001157290	X	PNC Bank, National Association	57	$341,730,409	29.0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Column Financial Inc.			73	$836,650,313	71.0
Total			130	$1,178,380,722	100.0
JPMCC 2001-C1 CIK: 0001162603	X	PNC Bank, National Association	42	$262,236,129	25.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
JP Morgan Chase Bank			76	$546,211,564	53.0
LaSalle Bank, NA			51	$222,842,496	21.6
Total			169	$1,031,290,189	100.0
CSFB 2002-CKP1 CIK: 0001168579	X	PNC Bank, National Association	34	$257,153,744	25.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Column Financial Inc.			90	$509,343,130	51.3
Keybank NA			32	$226,374,725	22.8
Total			156	$992,871,599	100.0
CSFB 2002-CP3 CIK: 0000802106	X	PNC Bank, National Association	23	$125,039,526	14.0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Column Financial Inc.			83	$770,659,087	86.0
Total			106	$895,698,613	100.0
CSFB 2002-CP5 CIK: 0001208368	X	PNC Bank, National Association	37	$247,967,617	21.0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	104	$937,346,043	79.0
Total			141	$1,185,313,660	100.0
CSFB 2003-CPN1 CIK: 0001219389	X	PNC Bank, National Association	32	$283,298,588	28.2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	66	$617,520,475	61.4
		NCB, FSB and affiliates	73	$105,469,598	10.5
Total			171	$1,006,288,661	100.0
CSFB 2003-C3 CIK: 0001238729	X	PNC Bank, National Association	23	$198,009,983	11.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	111	$1,094,746,834	63.5
		NCB, FSB	89	$210,083,762	12.2
		Keybank, NA	25	$149,887,348	8.7
		Eurohypo AG, New York Branch	1	$71,925,229	4.2
Total			249	$1,724,653,156	100.0
JPMCC 2003-PM1 CIK: 0001260907	X	PNC Bank, National Association	37	$292,384,595	25.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank	69	$460,891,696	39.9
		Merrill Lynch Mortgage Lending, Inc.	42	$403,037,726	34.9
Total			148	$1,156,314,017	100.0
CSFB 2003-C5 CIK: 0001269964	X	PNC Bank, National Association	30	$1,261,269,491	55.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	121	$904,456,352	40.1
		KeyBank, N.A.	2	$91,189,784	4.0
Total			153	$2,256,915,627	100.0
CSFB 2004-C1 CIK: 0001280544	X	PNC Bank, National Association	29	$249,684,086	15.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	161	$1,123,578,388	69.3
		NCB, FSB	62	$162,132,523	10.0
		KeyBank, N.A.	10	$85,930,238	5.3
Total			262	$1,621,325,235	100.0
JPM 2004-PNC1 CIK: 0001293845	X	PNC Bank, National Association	37	$293,913,560	26.8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank	50	$580,482,619	52.9
		Merrill Lynch Mortgage Lending, Inc.	13	$223,020,133	20.3
Total			100	$1,097,416,312	100.0
COMM 2004-LNB3 CIK: 0001293242	X	PNC Bank, National Association	14	$92,512,267	6.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corp.	26	$806,369,207	60.4
		LaSalle Bank, N.A.	54	$436,530,810	32.7
Total			94	$1,335,412,284	100.0
CSFB 2004-C3 CIK: 0001299482	X	PNC Bank, National Association	22	$221,324,060	13.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	152	$1,418,113,424	86.5
Total			174	$1,639,437,484	100.0
MLMT 2004-BPC1 CIK: 0001306753	X	PNC Bank, National Association	34	$282,882,760	22.8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending, Inc.	31	$438,622,029	35.3
		Bank of America, NA	21	$393,056,419	31.6
		IXIS Real Estate Capital Inc.	8	$128,083,453	10.3
Total			94	$1,242,644,661	100.0
JPMCC 2004-C3 CIK: 0001310986	X	PNC Bank, National Association	26	$268,694,675	17.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Nomura Credit & Capital, Inc.	58	$633,182,900	41.7
		JP Morgan Chase Bank, NA	65	$615,532,889	40.6
Total			149	$1,517,410,464	100.0
CCMT 2004-C2 CIK: 0001310955	X	PNC Bank, National Association	13	$118,334,011	11.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Citigroup Global Markets Realty Corp.	93	$912,156,067	88.5
Total			106	$1,030,490,078	100.0
JPM 2005-LDP1 CIK: 0001318660	X	PNC Bank, National Association	26	$252,818,110	8.8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank, NA	74	$864,617,813	30.0
		Nomura Credit & Capital Inc.	54	$804,974,588	28.0
		LaSalle Bank NA	52	$318,493,632	11.1
		Eurohypo AG, New York Branch	27	$637,658,615	22.2
Total			233	$2,878,562,758	100.0
COMM 2005-LP5 CIK: 0001323395	X	PNC Bank, National Association	34	$332,441,795	19.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corporation	41	$992,285,263	58.3
		LaSalle Bank NA	62	$377,293,764	22.2
Total			137	$1,702,020,822	100.0
MLMT 2005-MCP1 CIK: 0001330240	X	PNC Bank, National Association	33	$301,233,846	17.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending Inc.	49	$979,944,449	56.4
		Countrywide Commercial Real Estate Finance Inc.	29	$456,814,657	26.3
Total			111	$1,737,992,952	100.0
CSFB 2005-C3 CIK: 0001330196	X	PNC Bank, National Association	25	$242,268,664	14.8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	114	$1,176,967,362	72.0
		NCB, FSB	58	$194,797,102	11.9
		National Consumer Cooperative Bank	1	$21,280,356	1.3
Total			198	$1,635,313,484	100.0
COMM 2005-C6 CIK: 0001334926	X	PNC Bank, National Association	44	$356,660,523	15.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corp	31	$962,588,155	42.4
		GMAC Commercial Mortgage Corp	62	$953,254,210	41.9
Total			137	$2,272,502,888	100.0
MLMT 2005-CIP1 CIK: 0001335233	X	PNC Bank, National Association	23	$190,519,256	9.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending Inc.	50	$1,084,720,719	52.7
		Countrywide Commercial Real Estate Finance Inc.	40	$400,518,631	19.5
		IXIS Real Estate Capital Inc.	22	$380,991,702	18.5
Total			135	$2,056,750,308	100.0
JPM 2005-LDP4 CIK: 0001338782	X	PNC Bank, National Association	21	$344,307,089	12.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank, NA	44	$974,134,319	36.4
		Eurohypo AG, New York Branch	21	$394,700,633	14.7
		LaSalle Bank National Assn.	57	$632,183,819	23.6
		KeyBank	16	$215,175,548	8.0
		Artesia	25	$116,573,472	4.4
Total			184	$2,677,074,880	100.0
CD 2005-CD1 CIK: 0001342544	X	PNC Bank, National Association	33	$230,108,553	5.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Citigroup Global Markets Realty Corp.	119	$1,772,762,498	45.7
		German American Capital Corp.	58	$1,607,475,670	41.4
		Prudential Mortgage Capital Funding LLC	15	$267,897,007	6.9
Total			225	$3,878,243,728	100.0
JPM 2005-LDP5 CIK: 0001345812	X	PNC Bank, National Association	36	$401,798,121	9.6	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank, NA	44	$1,305,851,164	31.1
		Eurohypo AG, New York Branch	26	$1,182,035,933	28.2
		Nomura Credit & Capital Inc.	61	$931,206,086	22.2
		IXIS Real Estate Capital Inc.	23	$321,919,449	7.7
		AIG Mortgage Capital LLC	5	$54,209,028	1.3
Total			195	$4,197,019,781	100.0
CSFB 2005-C6 CIK: 0001345930	X	PNC Bank, National Association	21	$318,083,350	12.7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc	187	$1,890,967,952	75.5
		KeyBank NA	19	$180,330,719	7.2
		Hypo Real Estate Capital Corp.	2	$115,211,292	4.6
Total			229	$2,504,593,313	100.0
CD 2005-CD2 CIK: 0001353622	X	PNC Bank, National Association	34	$409,280,705	13.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corp.	59	$1,340,202,555	43.8
		Citigroup Global Markets Realty Corp.	104	$1,309,862,511	42.8
Total			197	$3,059,345,771	100.0
JPM 2006-LDP6 CIK: 0001354045	X	PNC Bank, National Association	20	$180,043,804	8.4	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank NA	75	$984,360,268	46.0
		Eurohypo AG, New York Branch	23	$375,722,152	17.5
		Nomura Credit & Capital Inc.	12	$305,971,602	14.3
		IXIS Real Estate Capital Inc.	33	$295,978,474	13.8
Total			163	$2,142,076,300	100.0
MLMT 2006-C1 CIK: 0001360571	X	PNC Bank, National Association	32	$277,360,766	11.1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		LaSalle Bank, NA	142	$1,222,087,754	49.1
		Merrill Lynch Mortgage Lending Inc.	44	$845,890,832	34.0
		Artesia Mortgage Capital Corp	26	$144,499,343	5.8
Total			244	$2,489,838,695	100.0
CS 2006-C3 CIK: 0001364986	X	PNC Bank, National Association	24	$276,571,913	14.3	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	133	$1,657,497,411	85.7
Total			157	$1,934,069,324	100.0
CITI 2006-C4 CIK: 0001364601	X	PNC Bank, National Association	28	$329,091,992	14.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Citigroup Global Markets Realty Corp.	138	$1,834,444,046	81.0
		Barclays Capital Real Estate Inc.	1	$100,000,000	4.4
Total			167	$2,263,536,038	100.0
MLCFC 2006-C3 CIK: 0001371096	X	PNC Bank, National Association	40	$337,410,257	13.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending Inc.	58	$1,077,900,362	44.5
		Countrywide Commercial Real Estate Finance Inc.	113	$1,009,711,413	41.6
Total			211	$2,425,022,032	100.0
JPM 2006-LDP8 CIK: 0001374390	X	PNC Bank, National Association	24	$141,576,526	4.6	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank NA	64	$1,247,251,933	40.7
		IXIS Real Estate Capital Inc.	18	$621,935,345	20.3
		Eurohypo AG, New York Branch	25	$586,706,645	19.1
		Nomura Credit & Capital Inc.	23	$379,545,395	12.4
		AIG Mortgage Capital LLC	11	$89,011,927	2.9
Total			165	$3,066,027,771	100.0
CITI 2006-C5 CIK: 0001378234	X	PNC Bank, National Association	31	$280,838,433	13.2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		LaSalle Bank NA	129	$937,893,575	44.2
		Citigroup Global Markets Realty Corp.	47	$905,040,675	42.6
Total			207	$2,123,772,683	100.0
MLCFC 2006-C4 CIK: 0001379882	X	PNC Bank, National Association	22	$222,104,469	4.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Merrill Lynch Mortgage Lending Inc.	104	$2,393,751,335	52.9
		Countrywide Commercial Real Estate Finance Inc.	151	$1,394,353,351	30.8
		IXIS Real Estate Capital Inc.	2	$512,500,000	11.3
Total			279	$4,522,709,155	100.0
JPM 2006-LDP9 CIK: 0001382207	X	PNC Bank, National Association	39	$313,689,896	6.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank NA	94	$1,855,854,231	38.2
		UBS Real Estate Securities Inc.	21	$1,034,330,405	21.3
		IXIS Real Estate Capital Inc.	54	$636,953,301	13.1
		Eurohypo AG, New York Branch	18	$593,417,631	12.2
		Nomura Credit & Capital Inc.	37	$298,724,882	6.2
		AIG Mortgage Capital LLC	10	$121,283,950	2.5
Total			273	$4,854,254,296	100.0
CD 2007-CD4 CIK: 0001390801	X	PNC Bank, National Association	66	$152,108,390	2.6	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		German American Capital Corp.	54	$2,115,270,058	35.7
		Citigroup Global Markets Realty Corp.	68	$1,741,407,241	29.4
		LaSalle Bank NA	161	$1,583,350,863	26.7
		Royal Bank of Canada	29	$338,918,899	5.7
Total			378	$5,931,055,451	100.0
JPM 2007-LDP10 CIK: 0001392101	X	PNC Bank, National Association	33	$274,466,125	5.1	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank NA	63	$1,568,017,511	29.4
		UBS Real Estate Securities Inc.	50	$1,260,002,686	23.6
		Nomura Credit & Capital Inc.	61	$1,224,679,553	23.0
		Eurohypo AG, New York Branch	17	$925,251,311	17.4
		AIG Mortgage Capital LLC	3	$79,100,000	1.5
Total			227	$5,331,517,186	100.0
MLCFC 2007-C7 CIK: 0001398853	X	PNC Bank, National Association	65	$497,240,384	17.9	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Countrywide Commercial Real Estate Finance, Inc.	147	$1,181,764,437	42.4
		Merrill Lynch Mortgage Lending Inc.	61	$746,788,574	26.8
		Artesia Mortgage Capital Corp.	53	$359,709,282	12.9
Total			326	$2,785,502,677	100.0
CITI 2007-C6 CIK: 0001403924	X	PNC Bank, National Association	52	$370,519,548	7.8	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		LaSalle Bank, NA	118	$1,911,069,414	40.2
		Citigroup Global Markets Holdings Inc.	119	$1,880,640,687	39.5
		Capmark Finance Inc.	29	$593,819,754	12.5
Total			318	$4,756,049,403	100.0
CS 2007-C4 CIK: 0001408778	X	PNC Bank, National Association	23	$191,476,333	9.2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Column Financial Inc.	153	$1,791,968,729	86.1
		NCB, FSB	35	$97,819,431	4.7
Total			211	$2,081,264,493	100.0
JPM 2008-C2 CIK: 0001432823	X	PNC Bank, National Association	27	$272,183,604	24.2	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		JP Morgan Chase Bank NA	29	$622,438,813	55.3
		CIBC Inc.	23	$231,270,619	20.5
Total			79	$1,125,893,036	100.0
MLMT 2008-C1 CIK: 0001432961	X	PNC Bank, National Association	21	$175,183,507	18.5	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
		Bank of America, NA	19	$242,927,712	25.6
		Dexia Real Estate Capital Markets	36	$220,881,621	23.3
		Merrill Lynch Mortgage Lending Inc.	6	$220,019,894	23.2
		General Electric Capital Corp.	8	$55,004,579	5.8
		Capmark Finance Inc.	2	$34,754,822	3.7
Total			92	$948,772,135	100.0
Total Commercial Mortgage

(1)	The securitizer has attempted to gather the information for this issuing entity as required by this Form ABS-15G regarding demands for repurchase or replacement of pool assets for breaches of representations or warranties concerning those pool assets (“Reportable Information”) from trustees that is within their respective possession and which has not been previously provided to the securitizer. However, the securitizer cannot be certain that it has obtained all applicable Reportable Information because some of the trustees may be unable or unwilling to provide such requested Reportable Information without unreasonable burden or expense, or without imposing unreasonable burden or expense on the securitizer.
(2)	PNC Bank, National Association is an issuer of Ginnie Mae MBS. As such, the tabular disclosure is provided with respect to the specific Ginnie Mae MBS issuances for which there was repurchase activity during the period January 1, 2014 through March 31, 2014.
(3)	GNMA pools are listed in order of pool number.
(4)	Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.
(5)	“Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.